Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Other non-current assets [Abstract]
Schedule of other non-current assets
Other non-current assets at December 2017 and 2016 are as follows:

	2017	2016
Almacenes de Jugos Cítricos de México, S.A.P.I. de C.V. (a)	$-	$40,000
Prepaid expenses	29,535	33,022
Security deposits	7,076	5,990
Other equity investments	5,989	5,870
Services & Solutions Optimus, S. de R.L. de C.V. (b)	(1,217)	1,547
TMM División Marítima, S.A. de C.V. (c)	-	-
	$41,383	$86,429

(a)
In July 2014, Grupo TMM contributed $40,000 to the capital stock of Almacenes de Jugos Citricos de Mexico, S.A.P.I. de C.V., which represents 21% of the voting shares. Since this entity has not started up operations as at the issue date of the consolidated financial statements, Company Management decided reserve the investment.

(b)
On February 24, 2016, Grupo TMM entered into a ‘Project Development Contract’, through its subsidiary Services & Solutions Optimus, S. de R.L. de C. V. (Optimus) with TransCanada and Sierra Oil & Gas, through its subsidiary Caoba Energia, S. de R.L. de C.V. (an unrelated third party, henceforth ‘Caoba’), whereby a petroleum liquid terminal (‘Tuxpan Project’) will be developed.

In accordance with the Project Development Contract, on February 29, 2016, Caoba contributed the capital stock of Optimus in the amount of $4,563, thereby diluting the equity of Grupo TMM to 50%, and granting joint control to the parties to this agreement. The foregoing is classified as a joint venture. In addition, Grupo TMM and Caoba contributed $6.16 million dollars each one for a total contribution amounting to $12.333 million dollars in the capital stock of Optimus, which should be paid in a 3 year period, counted as of May 26, 2016.

Caoba will make the payment on capital stock through a payment in kind of costs and expenses related to the Tuxpan Project, and Grupo TMM will capitalize that Optimus has in benefit of the Company, derived from the sale of the land (see Notes 13 and 22).

(c)
As discussed in Note 5, the Company lost control of its subsidiary TMM DM in 2017, retaining 15% equity in its capital and exercising significant influence. Accordingly, this investment has been classified as an investment in associate. As at December 31, 2017, the value of this investment is nil, since the stockholders’ equity of TMM DM is negative. Moreover, in accordance with the statutes of TMM DM, the stockholders only assume obligation in connection with their equity up to the amount thereof.